Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
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Components of Deferred Tax Assets and Deferred Tax Liabilities
The components of deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements are as follows:

	Assets		Liabilities		Net Balance
	2019	2020	2019	2020	2019	2020
	RMB	RMB	RMB	RMB	RMB	RMB
Provisions and impairment losses, primarily for credit losses	1,953	2,069	—	—	1,953	2,069
Property, plant and equipment, and others	4,862	5,299	(18,831)	(24,067)	(13,969)	(18,768)
Right-of-use assets and lease liabilities	744	791	—	—	744	791
Deferred revenues and installation costs	18	5	(13)	(4)	5	1
Equity instruments at fair value through other comprehensive income	—	—	(234)	(137)	(234)	(137)

Deferred tax assets/(liabilities)	7,577	8,164	(19,078)	(24,208)	(11,501)	(16,044)

Movements in Deferred Tax Assets and Deferred Tax Liabilities

	Balance at January 1, 2018	Recognized in consolidated statement of comprehensive income	Balance at December 31, 2018
	RMB	RMB	RMB
Provisions and impairment losses, primarily for credit losses	1,829	96	1,925
Property, plant and equipment, and others	(5,073)	(3,369)	(8,442)
Deferred revenues and installation costs	19	(9)	10
Equity instruments at fair value through other comprehensive income	(169)	82	(87)

Net deferred tax liabilities	(3,394)	(3,200)	(6,594)

	Balance at December 31, 2018	Change in accounting policy	Recognized in consolidated statement of comprehensive income	Balance at December 31, 2019
	RMB	RMB	RMB	RMB
Provisions and impairment losses, primarily for credit losses	1,925	—	28	1,953
Property, plant and equipment, and others	(8,442)	—	(5,527)	(13,969)
Right-of-use assets and lease liabilities	—	676	68	744
Deferred revenues and installation costs	10	—	(5)	5
Equity instruments at fair value through other comprehensive income	(87)	—	(147)	(234)

Net deferred tax liabilities	(6,594)	676	(5,583)	(11,501)

	Balance at December 31, 2019	Recognized in consolidated statement of comprehensive income	Balance at December 31, 2020
	RMB	RMB	RMB
Provisions and impairment losses, primarily for credit losses	1,953	116	2,069
Property, plant and equipment, and others	(13,969)	(4,799)	(18,768)
Right-of-use assets and lease liabilities	744	47	791
Deferred revenues and installation costs	5	(4)	1
Equity instruments at fair value through other comprehensive income	(234)	97	(137)

Net deferred tax liabilities	(11,501)	(4,543)	(16,044)